Presentation of financial statements and summary of significant accounting policies - Subsidiaries and jointly-operated entities (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asapir
Presentation of financial statements and summary of significant accounting policies
Total ownership interest in joint operation (as a percent)	50.00%	50.00%	50.00%
Veracel
Presentation of financial statements and summary of significant accounting policies
Total ownership interest in joint operation (as a percent)	50.00%	50.00%	50.00%
VOTO IV
Presentation of financial statements and summary of significant accounting policies
Total ownership interest in joint operation (as a percent)	50.00%	50.00%	50.00%
Brazil | Asapir
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in joint operation (as a percent)	50.00%
Total ownership interest in joint operation (as a percent)	50.00%	50.00%
Brazil | Veracel
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in joint operation (as a percent)	50.00%
Total ownership interest in joint operation (as a percent)	50.00%	50.00%
Abroad | VOTO IV
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	50.00%
Total ownership interest in subsidiary (as a percent)	50.00%	50.00%
Fibria-MS | Brazil
Presentation of financial statements and summary of significant accounting policies
Total ownership interest in subsidiary (as a percent)		100.00%
Interest in subsidiary incorporated into parent company	100.00%
Fibria Terminais Portuarios S.A. | Brazil
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. | Brazil
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
F&E Participacoes Ltda | Brazil
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
F&E Tecnologia do Brasil S.A. | Brazil
Presentation of financial statements and summary of significant accounting policies
Indirect ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Portocel | Brazil
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	51.00%
Total ownership interest in subsidiary (as a percent)	51.00%	51.00%
Projetos Especiais e Investimentos | Brazil
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Fibria Celulose (USA) Inc. | Abroad
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Fibria Innovations Inc. | Abroad
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Fibria International Trade GmbH | Abroad
Presentation of financial statements and summary of significant accounting policies
Indirect ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Fibria Overseas Finance Ltd. | Abroad
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
Fibria Overseas Holding KFT | Abroad
Presentation of financial statements and summary of significant accounting policies
Direct ownership interest in subsidiary (as a percent)	100.00%
Total ownership interest in subsidiary (as a percent)	100.00%	100.00%
F&E Technologies LLC
Presentation of financial statements and summary of significant accounting policies
Ownership interest in joint venture (as a percent)	50.00%